Eaton Vance

Real Estate Fund

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.1%
Hilton Worldwide Holdings, Inc.(1)	3,342	$404,115
Marriott International, Inc., Class A(1)	2,875	425,816

		$829,931

Real Estate Investment Trusts — 97.2%

Security	Shares	Value
Diversified, Specialty & Other — 13.9%
CoreSite Realty Corp.	3,936	$471,730
Digital Realty Trust, Inc.	7,756	1,092,355
Equinix, Inc.	704	478,431
National Retail Properties, Inc.	24,923	1,098,357
PS Business Parks, Inc.	3,379	522,326
Realty Income Corp.	8,658	549,783
STORE Capital Corp.	35,675	1,195,112

		$5,408,094

Health Care — 9.1%
Healthcare Realty Trust, Inc.	18,732	$567,954
Healthpeak Properties, Inc.	35,150	1,115,661
Ventas, Inc.	18,619	993,138
Welltower, Inc.	12,500	895,375

		$3,572,128

Hotels & Resorts — 2.1%
Apple Hospitality REIT, Inc.	26,959	$392,793
Sunstone Hotel Investors, Inc.(1)	35,203	438,629

		$831,422

Industrial — 16.2%
Duke Realty Corp.	22,952	$962,377
EastGroup Properties, Inc.	8,369	1,199,110
First Industrial Realty Trust, Inc.	18,936	867,080
ProLogis, Inc.	26,769	2,837,514
Rexford Industrial Realty, Inc.	8,691	438,026

		$6,304,107

Security	Shares	Value
Malls and Factory Outlets — 4.8%
Simon Property Group, Inc.	16,386	$1,864,235

		$1,864,235

Multifamily — 26.8%
American Campus Communities, Inc.	12,823	$553,569
American Homes 4 Rent, Class A	25,720	857,505
AvalonBay Communities, Inc.	11,124	2,052,489
Camden Property Trust	9,044	994,026
Equity Residential	25,914	1,856,220
Essex Property Trust, Inc.	1,474	400,692
Invitation Homes, Inc.	49,411	1,580,658
Mid-America Apartment Communities, Inc.	14,996	2,164,822

		$10,459,981

Office — 10.5%
Alexandria Real Estate Equities, Inc.	3,049	$500,951
Boston Properties, Inc.	8,081	818,282
Cousins Properties, Inc.	28,231	997,966
Douglas Emmett, Inc.	12,667	397,744
Highwoods Properties, Inc.	12,661	543,663
Hudson Pacific Properties, Inc.	16,010	434,351
JBG Smith Properties	12,606	400,745

		$4,093,702

Self Storage — 8.2%
CubeSmart	12,554	$474,918
Extra Space Storage, Inc.	3,758	498,123
Public Storage	9,049	2,232,931

		$3,205,972

Strip Centers — 5.6%
Federal Realty Investment Trust	5,812	$589,627
Kimco Realty Corp.	22,982	430,913
Regency Centers Corp.	12,365	701,219
SITE Centers Corp.	34,008	461,149

		$2,182,908

Total Real Estate Investment Trusts		$37,922,549

Total Common Stocks (identified cost $29,116,225)		$38,752,480

Exchange-Traded Funds — 0.4%

Security	Shares	Value
iShares U.S. Real Estate ETF	1,724	$158,504

Total Exchange-Traded Funds (identified cost $144,322)		$158,504

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	271,993	$271,993

Total Short-Term Investments (identified cost $271,993)		$271,993

Total Investments — 100.4% (identified cost $29,532,540)		$39,182,977

Other Assets, Less Liabilities — (0.4)%		$(171,652)

Net Assets — 100.0%		$39,011,325

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

The Fund did not have any open derivative instruments at March 31, 2021.

At March 31, 2021, the value of the Fund’s investment in affiliated funds was $271,993, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$17,414	$17,789,833	$(17,535,254)	$—	$—	$271,993	$101	271,993

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$38,752,480	*	$—	$—	$38,752,480
Exchange-Traded Funds	158,504		—	—	158,504
Short-Term Investments	—		271,993	—	271,993
Total Investments	$38,910,984		$271,993	$—	$39,182,977

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On April 13, 2021, the Fund’s Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated on May 27, 2021.